Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Income assets And Liabilities Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 6,773,586	¥ 5,731,640	¥ 5,000,309
Deferred tax liabilities	(333,560)	(492,125)	(539,651)
Net amount	¥ 6,440,026	¥ 5,239,515	¥ 4,460,658